Financial risk and capital management - Master netting agreements for financial assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	$ 74,728	$ 62,456
Gross amounts offset in the balance sheet	48,387	38,869
Net amounts presented in the balance sheet	26,341	23,588
Amounts of remaining rights to set-off not qualifying for offsetting	5,176	4,347
Net amount	21,165	19,241
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	68,889	58,864
Gross amounts offset in the balance sheet	48,386	38,869
Net amounts presented in the balance sheet	20,503	19,996
Amounts of remaining rights to set-off not qualifying for offsetting	5,176	4,347
Net amount	15,327	15,649
Trade payables [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	19,913	16,795
Gross amounts offset in the balance sheet	7,464	4,445
Net amounts presented in the balance sheet	12,449	12,350
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	12,449	12,350
Collateral liabilities [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	15,479	9,851
Gross amounts offset in the balance sheet	13,907	7,580
Net amounts presented in the balance sheet	1,572	2,271
Amounts of remaining rights to set-off not qualifying for offsetting	1,571	2,271
Net amount	1	0
Derivative financial instruments [member]
Disclosure of offsetting of financial liabilities [line items]
Gross amounts of recognised financial liabilities	33,497	32,218
Gross amounts offset in the balance sheet	27,015	26,844
Net amounts presented in the balance sheet	6,482	5,375
Amounts of remaining rights to set-off not qualifying for offsetting	3,605	2,076
Net amount	2,877	3,299
Trade receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	25,607	20,061
Gross amounts offset in the balance sheet	7,464	4,445
Net amounts presented in the balance sheet	18,143	15,616
Amounts of remaining rights to set-off not qualifying for offsetting	0	0
Net amount	18,143	15,616
Collateral receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	19,043	9,902
Gross amounts offset in the balance sheet	15,575	8,327
Net amounts presented in the balance sheet	3,468	1,576
Amounts of remaining rights to set-off not qualifying for offsetting	3,468	1,576
Net amount	0	0
Derivative financial instruments [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of recognised financial assets	30,078	32,493
Gross amounts offset in the balance sheet	25,348	26,097
Net amounts presented in the balance sheet	4,730	6,396
Amounts of remaining rights to set-off not qualifying for offsetting	1,708	2,771
Net amount	$ 3,022	$ 3,625